INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of components of (loss) / income before income taxes

	Year ended December 31,
	2018	2019	2020

Cayman Islands	$(24,750)	$11,403	$(5,216)
Hong Kong SAR	(36,476)	(7,728)	9,010
PRC, excluding Hong Kong SAR, and other countries	1,436	(2,504)	12,970
Total	$(59,790)	$1,171	$16,764

Schedule of income tax expense

	Year ended December 31,
	2018	2019	2020

Current	$33	$113	$55
Deferred	—	—	3,363
Total	$33	$113	$3,418

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2019	2020

Deferred tax assets:
Allowance for credit losses	—	14
Lease liabilities	—	1,662
Net operating loss carry forwards	33,267	31,312
Gross deferred tax assets	33,267	32,988
Less: Valuation allowance	(31,879)	(29,827)
Total deferred tax assets	$1,388	$3,161

Deferred tax liabilities:
Property and equipment, net	$(18)	$(319)
Acquired intangible assets	(1,370)	(1,180)
Operating lease ROU assets	—	(1,662)
Other income from equity investment	—	(3,558)
Total deferred tax liabilities	$(1,388)	$(6,719)
Net deferred tax assets	—	—
Net deferred tax liabilities	—	(3,558)

Schedule of movement of valuation allowance

	Year ended December 31,
	2019	2020
Balance at beginning of the period	$26,691	$31,879
Additions / (Decrease)	5,188	(2,052)
Balance at end of the period	$31,879	$29,827

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes

	Year ended December 31,
	2018	2019	2020

(Loss) / Income before provision of income tax	$(59,790)	$1,171	$16,764
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(14,948)	293	4,191
Non-deductible expenses	115	10	130
Effect of preferential tax rates	7	(135)	(211)
Effect of income tax rate differences in jurisdictions other than the PRC	9,154	(2,277)	352
Statutory expense	—	(653)	(305)
Deferred tax expense	—	(2,313)	1,313
Changes in valuation allowances	5,705	5,188	(2,052)
Income tax expense	$33	$113	$3,418